SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Option outstanding, beginning balance	26,334	18,505
Weighted average exercise price. beginning balance	$ 707.63	$ 576.70
Weighted average remaining contractual term, beginning balance	4 years 8 months 26 days	6 years 6 months 10 days	6 years
Aggregate intrinsic value, beginning balance		$ 10,207,306
Option outstanding, granted		9,535
Weighted average exercise price, granted		$ 928.11
Weighted average remaining contractual term, grants		8 years 4 months 2 days
Aggregate intrinsic value, granted
Option outstanding, exercised
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised
Option outstanding, expired or forfeited	(20)	(1,706)
Weighted average exercise price, expired or forfeited	$ 770.40	$ 519.62
Aggregate intrinsic value, expired or forfeited
Option outstanding, ending balance	26,314	26,334	18,505
Weighted average exercise price, ending balance	$ 707.59	$ 707.63	$ 576.70
Weighted average remaining contractual term, ending balance		6 years 6 months 10 days
Aggregate intrinsic value, ending balance			$ 10,207,306
Option, exercisable	24,505	23,258
Weighted average exercise price, exercisable	$ 722.84	$ 738.89
Weighted average remaining contractual term, exercisable		6 years 2 months 8 days
Aggregate intrinsic value, beginning balance
Option vested or expected to vest	26,314	26,334
Weighted average exercise price, vested or expected to vest	$ 707.59	$ 707.63
Weighted average remaining contractual term in years, vested and expected to vest	4 years 8 months 26 days	6 years 6 months 10 days
Aggregate intrinsic value, vested or expected to vest